Note 12 - Related party balances and transactions: Schedule of Relationships of Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Relationships of Related Parties

Name of related parties	Relationship with the Company
FDT (Qingdao) Intellectual Technology Co., Ltd	Common control under major shareholder
Tungray (Kunshan) Industrial Automation Co., Ltd	Common control under major shareholder
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	Common control under major shareholder
Qingdao Tungray Technology Development Co., Ltd.	Common control under major shareholder
Shanghai Tongrui Investment Management Co., Ltd.	Common control under major shareholder
Hefei CAS Dihuge Automation Co. Ltd	10.27% ownership interest by Shanghai Tongrui Investment Management Co., Ltd.
Kunshan Tungray Intelligent Technology Co., Ltd.	Common control under major shareholder
Qingdao Tungray Biology Technology Co., Ltd.	Common control under major shareholder
Shanghai Tongrui Industrial Automation Equipment Co., Ltd	Common control under major shareholder
Wanjun Yao	Major shareholder/Chairman, Chief Executive Officer and Director
Jingan Tang	Director/Senior Manager of Tungray Industrial Automation Shenzhen
Liling Du	CFO of Tungray Singapore
Gang Wang	Shareholder of Tungray Singapore and Tung Resource
Demin Han	General Manager
Lei Yao	Chief Technology Officer
Mingxing Gao	General Manager